Restatement of Previously Issued Consolidated Financial Statements - Restatement on Consolidated Statements of Financial Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
NON-CURRENT ASSETS
Property, plant and equipment	$ 102,506	$ 72,342	$ 45,188	$ 45,188
Advance payments for property, plant and equipment	2,168	224	665
Right-of-use assets	38,283	39,542	27,790	27,790
Time deposits	4,705
Intangible assets	4,684	2,852	519
Other non-current assets	17,269	13,189	6,449
Total non-current assets	169,615	128,149	80,611
CURRENT ASSETS
Inventories	1,749	1,800	1,157
Trade receivables	50,410	75,000	30,000
Prepayments, other receivables and other assets	13,758	10,452	21,671
Financial assets measured at amortized cost	29,937
Lease receivables	94	619
Pledged deposits	1,444	384	256
Time deposits	163,520	50,000	75,559
Cash and cash equivalents	688,938	455,689	83,364	83,364	$ 210,166
Total current assets	949,850	593,944	212,007
Total assets	1,119,465	722,093	292,618
CURRENT LIABILITIES
Trade and notes payables	7,043	5,238	9,586
Other payables and accruals	123,558	99,787	70,854
Government grants	304	283
Lease liabilities	911	1,464	1,027
Tax payable	9,488	8,795	12,782
Warrant liability	87,900
Total current liabilities	229,204	115,567	94,249
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	120,462
Lease liabilities	1,593	1,909	5,058
Government grants	1,866	2,051
Deferred tax liabilities		4,241	41,988
Other non-current liabilities	396	554
Total non-current liabilities	124,317	8,755	47,046
Total liabilities	353,521	124,322	141,295
EQUITY
Share capital	31	27	20
Reserves	765,913	597,744	151,303	151,300
Total ordinary shareholders’ equity	765,944	597,771	151,323
Total equity	765,944	597,771	151,323	151,323	252,909
Total liabilities and equity	1,119,465	722,093	292,618
As Previously Reported
NON-CURRENT ASSETS
Property, plant and equipment	145,724	113,091	70,079
Advance payments for property, plant and equipment	2,168	224	665
Right-of-use assets	7,186	8,009	9,348
Time deposits	4,705
Intangible assets	4,684	2,852	519
Other non-current assets	5,148	3,973
Total non-current assets	169,615	128,149	80,611
CURRENT ASSETS
Inventories	1,749	1,800	1,157
Trade receivables	50,410	74,978	29,991
Prepayments, other receivables and other assets	12,754	10,007	16,777
Financial assets measured at amortized cost	29,937
Pledged deposits	1,444	384	256
Time deposits	163,520	50,000	75,559
Cash and cash equivalents	688,938	455,689	83,364	83,364	$ 210,166
Total current assets	948,752	592,858	207,104
Total assets	1,118,367	721,007	287,715
CURRENT LIABILITIES
Trade and notes payables	7,043	5,238	9,586
Other payables and accruals	123,464	99,168	70,854
Government grants	304	283
Lease liabilities	911	1,464	1,027
Warrant liability	87,900
Contract liabilities, current	60,644	55,014	46,294
Total current liabilities	280,266	161,167	127,761
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings	120,462
Contract liabilities, non-current	242,578	275,071	277,765
Lease liabilities	1,593	1,909	5,058
Government grants	1,866	2,051
Other non-current liabilities	396	554
Total non-current liabilities	366,895	279,585	282,823
Total liabilities	647,161	440,752	410,584
EQUITY
Share capital	31	27	20
Reserves	471,175	280,228	(122,889)
Total ordinary shareholders’ equity	471,206	280,255	(122,869)
Total equity	471,206	280,255	(122,869)	(122,869)
Total liabilities and equity	1,118,367	721,007	287,715
Total Adjustments
NON-CURRENT ASSETS
Property, plant and equipment	(43,218)	(40,749)	(24,891)
Right-of-use assets	31,097	31,533	18,442
Other non-current assets	12,121	9,216	6,449
CURRENT ASSETS
Trade receivables		22	9
Prepayments, other receivables and other assets	1,004	445	4,894
Lease receivables	94	619
Total current assets	1,098	1,086	4,903
Total assets	1,098	1,086	4,903
CURRENT LIABILITIES
Other payables and accruals	94	619
Tax payable	9,488	8,795	12,782
Contract liabilities, current	(60,644)	(55,014)	(46,294)
Total current liabilities	(51,062)	(45,600)	(33,512)
NON-CURRENT LIABILITIES
Contract liabilities, non-current	(242,578)	(275,071)	(277,765)
Deferred tax liabilities		4,241	41,988
Total non-current liabilities	(242,578)	(270,830)	(235,777)
Total liabilities	(293,640)	(316,430)	(269,289)
EQUITY
Reserves	294,738	317,516	274,192
Total ordinary shareholders’ equity	294,738	317,516	274,192
Total equity	294,738	317,516	274,192	$ 274,192
Total liabilities and equity	1,098	1,086	4,903
Total Adjustments | Revenue Recognition
CURRENT ASSETS
Trade receivables		22	9
Total current assets		22	9
Total assets		22	9
CURRENT LIABILITIES
Contract liabilities, current	(60,644)	(55,014)	(46,294)
Total current liabilities	(60,644)	(55,014)	(46,294)
NON-CURRENT LIABILITIES
Contract liabilities, non-current	(242,578)	(275,071)	(277,765)
Total non-current liabilities	(242,578)	(275,071)	(277,765)
Total liabilities	(303,222)	(330,085)	(324,059)
EQUITY
Reserves	303,222	330,107	324,068
Total ordinary shareholders’ equity	303,222	330,107	324,068
Total equity	303,222	330,107	324,068
Total liabilities and equity		22	9
Total Adjustments | Collaboration Assets
NON-CURRENT ASSETS
Property, plant and equipment	(43,218)	(40,749)	(24,891)
Right-of-use assets	31,097	31,533	18,442
Other non-current assets	12,121	9,216	6,449
CURRENT ASSETS
Lease receivables	94	619
Total current assets	94	619
Total assets	94	619
CURRENT LIABILITIES
Other payables and accruals	94	619
Total current liabilities	94	619
NON-CURRENT LIABILITIES
Total liabilities	94	619
EQUITY
Total liabilities and equity	94	619
Total Adjustments | Tax Impacts
CURRENT ASSETS
Prepayments, other receivables and other assets	1,004	445	4,894
Total current assets	1,004	445	4,894
Total assets	1,004	445	4,894
CURRENT LIABILITIES
Tax payable	9,488	8,795	12,782
Total current liabilities	9,488	8,795	12,782
NON-CURRENT LIABILITIES
Deferred tax liabilities		4,241	41,988
Total non-current liabilities		4,241	41,988
Total liabilities	9,488	13,036	54,770
EQUITY
Reserves	(8,484)	(12,591)	(49,876)
Total ordinary shareholders’ equity	(8,484)	(12,591)	(49,876)
Total equity	(8,484)	(12,591)	(49,876)
Total liabilities and equity	$ 1,004	$ 445	$ 4,894